Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Other Current Liabilities

10. Other Current Liabilities

Other current liabilities consisted of the following (in millions):

	September 30, 2013	December 31, 2012
Payroll and benefits	$12	$12
Taxes other than income taxes	1	3
Accrued interest	—	11
Distribution payable	—	7
Accrued charges	20	18

Total other current liabilities	$33	$51

9. Other Current Liabilities

Other current liabilities consisted of the following:

	Successor	Predecessor
	December 31, 2012	December 31, 2011
Payroll and Benefits	$12	$10
Taxes other than income taxes	3	5
Accrued Interest	11	0
Distribution Payable	7	—
Accrued Charges	18	15

Total other current liabilities	$51	$30